Note 13 - Voyage Expenses, Net and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
13.	Voyage Expenses, net and Vessel Operating Expenses

These consist of:

	Year ended December 31,
	2023	2024	2025
Voyage expenses, net
Port charges and canal dues	1,261,245	709,361	944,158
Bunkers consumption (including gain on bunkers)	2,731,786	5,348,331	4,732,579
Total	3,993,031	6,057,692	5,676,737

Vessel operating expenses
Crew wages and related costs	11,032,888	14,105,295	13,673,592
Insurance	2,060,324	2,529,231	2,256,107
Repairs and maintenance	1,149,488	910,009	1,115,512
Lubricants	1,286,046	1,350,166	1,248,427
Spares and consumable stores	3,496,958	4,999,329	4,663,536
Professional and legal fees	794,269	638,515	703,592
Other	938,735	1,134,734	1,294,771
Total	20,758,708	25,667,279	24,955,537